Balance Sheet Details	12 Months Ended
Aug. 25, 2017
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details
(5)	Balance Sheet Details

Inventories

Inventories consisted of the following (in thousands):

	August 25,	August 26,
	2017	2016
Raw materials	$42,255	$46,746
Work in process	22,965	10,932
Finished goods	61,915	45,388
Total inventories*	$127,135	$103,066

*	As of August 25, 2017 and August 26, 2016, 34% and 45%, respectively, of total inventories represented inventory held under the Company's supply chain services.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	August 25,	August 26,
	2017	2016
Unbilled service receivables	$4,280	$3,563
Prepayment for VAT and other transaction taxes	1,890	1,478
Prepaid income taxes	1,023	4,602
Revolver debt fees	970	—
Receivable from Purchasing Facility*	—	1,429
Deferred tax assets	—	812
Other prepaid expenses and other current assets	5,952	4,638
Total prepaid expenses and other current assets	$14,115	$16,522

*	See Note 4.

Property and Equipment, Net

Property and equipment consisted of the following (in thousands):

	August 25,	August 26,
	2017	2016
Office furniture, software, computers and equipment	$17,134	$15,932
Manufacturing equipment	96,318	89,432
Leasehold improvements*	24,302	20,490
	137,754	125,854
Less accumulated depreciation and amortization	82,572	68,254
Net property and equipment	$55,182	$57,600

*	Includes Penang facility, which is situated on leased land.

Depreciation and amortization expense for property and equipment was approximately $21.3 million, $18.1 million and $19.3 million in fiscal 2017, 2016 and 2015, respectively.

Other Noncurrent Assets

Other noncurrent assets consisted of the following (in thousands):

	August 25,	August 26,
	2017	2016
Prepaid ICMS taxes in Brazil*	$12,253	$10,219
Restricted cash	7,027	6,792
Revolver debt fees	2,334	—
Deferred tax assets	2,098	290
Tax receivable	1,223	—
Prepayment for VAT and other transaction taxes	278	980
Other	1,515	1,656
Total other noncurrent assets	$26,728	$19,937

*	See Note 1(i)

Accrued Liabilities

Accrued liabilities consisted of (in thousands):

	August 25,	August 26,
	2017	2016
Accrued employee compensation	$17,426	$8,888
Income taxes payable	2,459	1,055
Accrued credits payable to customers	2,296	—
VAT and other transaction taxes payable	1,314	1,791
Accrued warranty reserve	275	266
Deferred tax liability	—	155
Other accrued liabilities	3,546	1,916
Total accrued liabilities	$27,316	$14,071